CONVERTIBLE PROMISSORY NOTE (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 27, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Amortization of convertible note discount		$ 667	$ 0	$ 444	$ 0
Accrued interest		1,458		$ 584	$ 0
Amortization of discount		$ 874	$ 0
Securities Purchase Agreement [Member]
Debt instrument, principal amount	$ 35,000
Debt instrument, original issue discount	$ 2,000
Debt instrument, description	The EMA Note is convertible into shares of the common stock of the Company at a price equal to 55% of the lowest trading price of the Company’s common stock for the twenty (20) consecutive trading days immediately preceding to the conversion date. The EMA Note bears interest at 10% per annum and is due on July 27, 2021.